Segment Information (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Information
Sales to External Customers:		$ 6,670,414,000	$ 6,189,133,000	$ 5,746,902,000
Operating Income (Loss):		204,864,000	309,661,000	407,204,000
Income (loss) from affiliates		(10,292,000)	30,707,000	26,621,000
Depreciation and amortization		93,077,000	90,216,000	81,223,000
Total Assets:		3,418,048,000	3,347,781,000
Investment in and Advances to Affiliates:		406,900,000	410,542,000
Capital expenditures:		149,652,000	158,755,000	183,748,000
Pork
Segment Information
Sales to External Customers:		1,713,077,000	1,638,404,000	1,744,630,000
Operating Income (Loss):		147,695,000	122,556,000	259,271,000
Depreciation and amortization		43,306,000	43,014,000	43,866,000
Total Assets:		773,641,000	740,245,000
Capital expenditures:		79,637,000	52,333,000	39,890,000
Commodity Trading and Milling
Segment Information
Sales to External Customers:		3,501,498,000	3,023,531,000	2,689,786,000
Operating Income (Loss):		38,339,000	71,852,000	43,225,000
Income (loss) from affiliates	5,080,000	(639,000)	10,467,000	13,450,000
Depreciation and amortization		5,553,000	6,330,000	5,567,000
Total Assets:		1,056,930,000	992,507,000
Investment in and Advances to Affiliates:		197,036,000	186,873,000
Capital expenditures:		24,213,000	22,817,000	5,192,000
Marine
Segment Information
Sales to External Customers:		913,776,000	969,575,000	928,548,000
Operating Income (Loss):		(25,783,000)	26,111,000	(3,904,000)
Depreciation and amortization		25,136,000	23,490,000	22,675,000
Total Assets:		271,012,000	281,215,000
Capital expenditures:		22,817,000	35,365,000	31,210,000
Sugar
Segment Information
Sales to External Customers:		245,541,000	288,315,000	259,786,000
Operating Income (Loss):		24,453,000	60,180,000	65,101,000
Income (loss) from affiliates		614,000	88,000	440,000
Depreciation and amortization		10,726,000	11,222,000	8,289,000
Total Assets:		226,245,000	254,445,000
Investment in and Advances to Affiliates:		2,768,000	2,775,000
Capital expenditures:		17,117,000	22,066,000	22,626,000
Power
Segment Information
Sales to External Customers:		283,796,000	255,390,000	111,391,000
Operating Income (Loss):		42,939,000	55,042,000	60,845,000
Depreciation and amortization		7,395,000	5,467,000	192,000
Total Assets:		267,431,000	235,377,000
Capital expenditures:		4,207,000	25,022,000	84,041,000
Turkey
Segment Information
Income (loss) from affiliates		(10,267,000)	20,152,000	12,731,000
Total Assets:		342,083,000	423,825,000
Investment in and Advances to Affiliates:		207,096,000	220,894,000
All Other
Segment Information
Sales to External Customers:		12,726,000	13,918,000	12,761,000
Operating Income (Loss):		745,000	607,000	(1,191,000)
Depreciation and amortization		363,000	366,000	403,000
Total Assets:		6,428,000	5,288,000
Capital expenditures:		247,000	112,000	60,000
Segment Totals
Segment Information
Operating Income (Loss):		228,388,000	336,348,000	423,347,000
Depreciation and amortization		92,479,000	89,889,000	80,992,000
Total Assets:		2,943,770,000	2,932,902,000
Capital expenditures:		148,238,000	157,715,000	183,019,000
Corporate
Segment Information
Operating Income (Loss):		(23,524,000)	(26,687,000)	(16,143,000)
Depreciation and amortization		598,000	327,000	231,000
Total Assets:		474,278,000	414,879,000
Capital expenditures:		$ 1,414,000	$ 1,040,000	$ 729,000